PHOENIX-ENGEMANN FUNDS
     Supplement dated June 17, 2005 to the Prospectus dated May 1, 2005 and
             Statement of Additional Information dated May 1, 2005

                              PHOENIX EQUITY TRUST
    Supplement dated June 17, 2005 to the Prospectus dated October 21, 2004, as supplemented October 22, 2004, January 3, 2005 and May 17, 2005 and
           Statement of Additional Information dated October 21, 2004, as supplemented October 22, 2004, January 3, 2005, January 11, 2005,
                         April 1, 2005 and May 17, 2005

                 PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
   Supplement dated June 17, 2005 to the Prospectus dated August 28, 2004 and
           Statement of Additional Information dated August 28, 2004, as supplemented April 1, 2005

                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
  Supplement dated June 17, 2005 to the Prospectus dated February 28, 2005 and
          Statement of Additional Information dated February 28, 2005, as supplemented May 10, 2005

                               PHOENIX-KAYNE FUNDS
     Supplement dated June 17, 2005 to the Prospectus dated May 1, 2005 and
             Statement of Additional Information dated May 1, 2005

                          PHOENIX MULTI-PORTFOLIO FUND
    Supplement dated June 17, 2005 to the Prospectus dated March 29, 2005, as supplemented May 17, 2005 and Statement of Additional Information dated
         March 29, 2005, as supplemented April 1, 2005 and May 17, 2005

                           PHOENIX MULTI-SERIES TRUST
  Supplement dated June 17, 2005 to the Prospectus dated February 28, 2005, as supplemented March 18 2005 and Statement of Additional Information dated
                February 28, 2005, as supplemented April 1, 2005

             PHOENIX PHOLIOS (FORMERLY PHOENIX PARTNER SELECT FUNDS) Supplement dated June 17, 2005 to the Prospectus dated November 26, 2004, as supplemented March 9, 2005 and Statement of Additional Information dated November 26, 2004, as supplemented April 1, 2005

                              PHOENIX-SENECA FUNDS
   Supplement dated June 17, 2005 to the Prospectus dated January 28, 2005 and
           Statement of Additional Information dated January 28, 2005, as supplemented April 1, 2005

                               PHOENIX SERIES FUND
     Supplement dated June 17, 2005 to the Prospectus dated April 19, 2005, as supplemented April 27, 2005 and Statement of Additional Information
                              dated April 19, 2005

                      PHOENIX STRATEGIC EQUITY SERIES FUND
   Supplement dated June 17, 2005 to the Prospectus dated August 28, 2004 and
           Statement of Additional Information dated August 28, 2004, as supplemented April 1, 2005


IMPORTANT NOTICE TO INVESTORS

         Effective July 1, 2005 (except as noted by asterisk), the names of certain of the Phoenix Funds will change as indicated in the tables below:

PHOENIX-ENGEMANN FUNDS

--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Focus Growth Fund                                   PHOENIX ALL-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Fund                                    PHOENIX NIFTY FIFTY FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Fund                               PHOENIX SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY TRUST

--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen Worldwide Opportunities Fund*                       PHOENIX WORLDWIDE STRATEGIES FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin California Tax Exempt Bond Fund                      PHOENIX CA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Low Duration Core Plus Bond Fund                             PHOENIX LOW-DURATION CORE PLUS BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX-KAYNE FUNDS
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne California Intermediate Tax-Free Bond Fund             PHOENIX CA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Intermediate Total Return Bond Fund                    PHOENIX INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne International Fund                                     PHOENIX OVERSEAS FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Fund                                  PHOENIX RISING DIVIDENDS FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Mid Cap Fund                                     PHOENIX SMALL-MID CAP FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-PORTFOLIO FUND
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Fund*                                 PHOENIX INTERNATIONAL STRATEGIES FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Fund                    PHOENIX REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Emerging Markets Bond Fund                           PHOENIX EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Tax-Exempt Bond Fund                                 PHOENIX TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Fund                       PHOENIX MULTI-SECTOR FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Fund                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX PHOLIOS (FORMERLY PHOENIX PARTNER SELECT FUNDS)
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Partner Select Wealth Builder Fund                           PHOENIX WEALTH BUILDER PHOLIO
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Partner Select Wealth Guardian Fund                          PHOENIX WEALTH GUARDIAN PHOLIO
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA FUNDS
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Bond Fund                                             PHOENIX BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Equity Income Fund                                    PHOENIX EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund                               PHOENIX EARNINGS DRIVEN GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX SERIES FUND
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Fund                                 PHOENIX CAPITAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Mid-Cap Growth Fund                                 PHOENIX MID-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin High Yield Fund                                      PHOENIX HIGH YIELD FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Fund                                    PHOENIX MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND
--------------------------------------------------------------------------------------------------------------------------------
               Old Fund Name                                                   NEW FUND NAME
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Growth Fund                                           PHOENIX LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Fund                                  PHOENIX STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------

*Effective June 30, 2005

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4282/NameChanges (06/05)